Other Disclosures - Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Disclosures
Lease expense	$ 95,000	$ 92,000	$ 88,000
Remaining obligation for leased office space	$ 51,000